Unaudited Interim Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Deficit	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2022	$ 6,836,439	$ 6,183,943	$ 184,299	$ 9,413	$ (997,945)	$ (160,063)	$ 1,616,792
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(12,711)				16,908
Net earnings (loss)	29,619						(29,619)
Effect of redeemable non-controlling interests not included in equity (note 14)	(11,737)						(11,737)
OCI	68,538					68,326	212
Dividends declared and distributions to non-controlling interests	(157,969)				(124,451)		(33,518)
Dividends and issuance of shares under dividend reinvestment plan	0	30,482			(30,482)
Contributions received from non-controlling interests, net of cost	107,933						107,933
Common shares issued upon conversion of convertible debentures	11	11
Common shares issued under employee share purchase plan	3,113	3,113
Share-based compensation	4,695			4,695
Common shares issued pursuant to share-based awards	(2,846)	7,221		(9,829)	(238)
Ending Balance at Jun. 30, 2023	6,835,466	6,224,770	184,299	4,279	(1,136,208)	(91,737)	1,650,063
Beginning Balance at Dec. 31, 2022	6,836,439	6,183,943	184,299	9,413	(997,945)	(160,063)	1,616,792
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OCI	58,794
Ending Balance at Dec. 31, 2023	6,624,408	6,229,994	184,299	7,254	(1,279,696)	(102,286)	1,584,843
Beginning Balance at Mar. 31, 2023	7,055,820	6,223,301	184,299	776	(805,515)	(127,068)	1,580,027
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(262,321)				(253,231)
Net earnings (loss)	9,090						(9,090)
Effect of redeemable non-controlling interests not included in equity (note 14)	(6,018)						(6,018)
OCI	35,728					35,331	397
Dividends declared and distributions to non-controlling interests	(91,553)				(77,449)		(14,104)
Contributions received from non-controlling interests, net of cost	98,851						98,851
Common shares issued upon conversion of convertible debentures	11	11
Common shares issued under employee share purchase plan	1,405	1,405
Share-based compensation	3,602			3,602
Common shares issued pursuant to share-based awards	(59)	53		(99)	(13)
Ending Balance at Jun. 30, 2023	6,835,466	6,224,770	184,299	4,279	(1,136,208)	(91,737)	1,650,063
Beginning Balance at Dec. 31, 2023	6,624,408	6,229,994	184,299	7,254	(1,279,696)	(102,286)	1,584,843
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	38,736				111,620
Net earnings (loss)	72,884						(72,884)
Effect of redeemable non-controlling interests not included in equity (note 14)	662						662
OCI	37,894					38,916	(1,022)
Dividends declared and distributions to non-controlling interests	(231,436)				(164,357)		(67,079)
Contributions received from non-controlling interests, net of cost	66,859						66,859
Common shares issued upon public offering (note 10(a))	1,150,000	1,150,000
Common shares issued under employee share purchase plan	2,316	2,316
Share-based compensation	6,453			6,453
Common shares issued pursuant to share-based awards	1,509	6,806		(5,783)	486
Non-controlling interest assumed on asset acquisition	(10,897)			(7,097)			(3,800)
Ending Balance at Jun. 30, 2024	7,686,504	7,389,116	184,299	827	(1,331,947)	(63,370)	1,507,579
Beginning Balance at Mar. 31, 2024	6,434,802	6,235,552	184,299	(384)	(1,446,333)	(104,452)	1,566,120
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	159,041				200,766
Net earnings (loss)	41,725						(41,725)
Effect of redeemable non-controlling interests not included in equity (note 14)	331						331
OCI	38,980					41,082	(2,102)
Dividends declared and distributions to non-controlling interests	(103,804)				(86,445)		(17,359)
Contributions received from non-controlling interests, net of cost	2,314						2,314
Common shares issued upon public offering (note 10(a))	1,150,000	1,150,000
Common shares issued under employee share purchase plan	1,038	1,038
Share-based compensation	1,211			1,211
Common shares issued pursuant to share-based awards	2,591	2,526			65
Ending Balance at Jun. 30, 2024	$ 7,686,504	$ 7,389,116	$ 184,299	$ 827	$ (1,331,947)	$ (63,370)	$ 1,507,579